CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Net (loss) income	$ 1,612	$ (4,934)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Dividends from preferred stock recorded as interest expense	1,911	1,912
Depreciation and amortization	2,734	2,341
Amortization of debt issuance costs	453	111
Deferred income tax provision (benefit)	19	(215)
Other noncash items	(17)	0
Changes in other operating assets and liabilities	(5,873)	6,711
Cash provided by (used in) operating activities	839	5,926
Investing activities:
Capitalized software development costs	(3,159)	(1,287)
Purchases of property and equipment	(332)	(2,410)
Cash used in investing activities	(3,491)	(3,697)
Financing activities:
Payments under finance lease obligations	(594)	(541)
Amendment fee paid to lender	(100)	0
Distributions to Telos ID Class B member - non-controlling interest	(1,000)	(984)
Cash provided by (used in) financing activities	(1,694)	(1,525)
Increase (decrease) in cash and cash equivalents	(4,346)	704
Cash and cash equivalents, beginning of period	6,751	72
Cash and cash equivalents, end of period	2,405	776
Cash paid during the period for:
Interest	1,474	1,428
Income taxes	50	39
Noncash:
Dividends from preferred stock recorded as interest expense	$ 1,911	$ 1,912